RESTATEMENT	9 Months Ended
Nov. 30, 2015
Notes to Financial Statements
Note 8. RESTATEMENT

The Company identified an error in these financial statements while in the course of preparing the financial statements for the subsequent quarter ended November 30, 2015. The error identified related to the actual date of issuance of the shares of common stock associated with the Equity Purchase Agreement referenced is Note 7. The event was not previously accounted for in the current quarter statements.

The error had no effect on the Net loss per share as the transaction was related to balance sheet accounts only. The effect of the error with respect to the balance sheet accounts was to increase the Other asset "Deferred financing costs" in the amount of $419,642 and to increase the "Common stock in the amount of $179 and an additional $419,463 of "Additional paid in capital". Schedule

The net effect of the error and its restatement is set forth as follows:

	As	Net	As
	Reported	Change	Restated
Deferred financing fees	$-	$419,642	$419,642

Common stock	$8,500	$179	$8,679

Additional paid in capital	$398,486	$419,463	$817,949

Common stock shares issued	8,500,000	178,571	8,678,571

We expect to realize the benefit of the deferred financing costs in the near term and will continue to evaluate it for amortization as debt discount over the term of any debt funding if successful or expensed if the proposed equity or debt transaction is unsuccessful.